GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
A rollforward of goodwill by reportable segment for the years ended December 31, 2022 and December 31, 2021, was as follows:

	Fresh Fruit	Diversified Fresh Produce – EMEA	Diversified Fresh Produce – Americas & ROW	Fresh Vegetables	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2020	$—	$133,575	$100,586	$—	$234,161
Additions	274,048	16,372	—	—	290,420
Disposals	—	(414)	—	—	(414)
Foreign currency and other	—	(8,907)	(3,927)	—	(12,834)
Balance as of December 31, 2021	274,048	140,626	96,659	—	511,333
Additions	—	1,197	—	—	1,197
Measurement period adjustments	(773)	—	—	—	(773)
Foreign currency and other	—	(6,198)	(8,106)	—	(14,304)
Balance as of December 31, 2022	$273,275	$135,625	$88,553	$—	$497,453

Schedule of Intangible Assets
Details of Dole’s intangible assets as of December 31, 2022 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

	(U.S. Dollars in thousands)
DOLE brand	$306,280	$—	$306,280
Water rights	4,145	—	4,145
Supplier relationships	27,917	(19,528)	8,389
Customer relationships	126,150	(92,873)	33,277
Other	13,093	(7,914)	5,179
	$477,585	$(120,315)	$357,270
Details of Dole’s intangible assets as of December 31, 2021 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

	(U.S. Dollars in thousands)
DOLE brand	$306,280	$—	$306,280
Water rights	4,186	—	4,186
Supplier relationships	29,179	(17,869)	11,310
Customer relationships	132,953	(92,357)	40,596
Other	13,227	(7,273)	5,954
	$485,825	$(117,499)	$368,326
A rollforward of intangible assets, excluding goodwill, for the years ended December 31, 2022 and December 31, 2021 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$65,634
Additions	314,749
Amortization	(11,404)
Foreign exchange impact	(653)
Balance as of December 31, 2021	368,326
Additions	855
Amortization	(10,893)
Foreign exchange impact	(1,018)
Balance as of December 31, 2022	$357,270

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of December 31, 2022, the estimated amortization expense associated with Dole’s intangible assets for each of the next five fiscal years was as follows:

Amount
(U.S. Dollars in thousands)
2023	$10,193
2024	9,935
2025	8,941
2026	6,657
2027	5,376
Thereafter	5,743
Total	$46,845